EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share

	Six months ended 30 June
	2024	2023
Profit after tax attributable to equity shareholders (£m)	726	687
Weighted average number of shares (million)	9,173	9,234
Weighted average number of shares (held by EBTs) (million)	4	—
Basic weighted average number of shares (million)	9,177	9,234
Effect of dilutive potential shares (million)	27	30
Dilutive weighted average number of shares (million)	9,204	9,264
Basic earnings per share (pence)	7.9	7.4
Diluted earnings per share (pence)	7.9	7.4